Inventory, Net (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Inventory, Net.
Inventory	$ 173,029	$ 255,236	$ 145,740
Less: Reserves	(9,972)	(5,797)	(4,079)
Inventory, Net	163,057	$ 249,439	$ 141,661
Inventory write-down	$ 10,800